Financial Instruments and Risk Management (Details) - Schedule of Assets and Liabilities Measured at Fair Value - USD ($)	Jan. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Financial Instruments and Risk Management [Line Items]
Short-term investment	$ 86,668	$ 86,112
Derivative warrants liability	4,201,370	4,310,379
Quoted prices in active markets for identical instruments (Level 1) [Member]
Financial Instruments and Risk Management [Line Items]
Short-term investment	86,668	86,112
Derivative warrants liability
Significant other observable inputs (Level 2) [Member]
Financial Instruments and Risk Management [Line Items]
Short-term investment
Derivative warrants liability
Significant unobservable inputs (Level 3) [Member]
Financial Instruments and Risk Management [Line Items]
Short-term investment
Derivative warrants liability	$ 4,201,370	$ 4,310,379